Concentrations And Risks (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Concentrations and risks
Revenue	¥ 18,742,196	$ 2,567,670	¥ 15,571,322	¥ 10,238,856
Accounts receivable, net	10,564,030		7,819,344		$ 1,447,266
Customer risk concentration risk | Customer A
Concentrations and risks
Revenue	6,335,377	867,943	6,227,547	5,158,349
Accounts receivable, net	4,113,500		2,911,200		563,547
Customer risk concentration risk | Customer B
Concentrations and risks
Revenue	5,567,642	762,764	4,567,925	¥ 1,956,272
Accounts receivable, net	5,201,700		3,842,000		$ 712,630
Customer risk concentration risk | Customer C
Concentrations and risks
Revenue	¥ 3,876,263	$ 531,046	2,728,962
Customer risk concentration risk | Customer D
Concentrations and risks
Accounts receivable, net			¥ 862,400